Life Insurance Operations - Gains or Losses Relating to Variable Annuity and Variable Life Insurance Contracts (Detail) - Variable Annuity and Variable Life Insurance Contracts - JPY (¥) ¥ in Millions	3 Months Ended		6 Months Ended
	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021
Life insurance premiums and related investment income
Net realized and unrealized gains or losses from investment assets	¥ (1,259)	¥ 5,592	¥ (11,820)	¥ 10,863
Net gains or losses from derivative contracts	(1)	(878)	252	(1,161)
Life insurance costs
Changes in the fair value of the policy liabilities and policy account balances	(10,508)	(18,353)	(28,645)	(40,285)
Insurance costs recognized for insurance and annuity payouts as a result of insured events	8,304	21,525	16,966	47,016
Changes in the fair value of the reinsurance contracts	30	314	(488)	733
Futures
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	173	(863)	852	(1,123)
Foreign exchange contracts
Life insurance premiums and related investment income
Net gains or losses from derivative contracts	¥ (174)	¥ (15)	¥ (600)	¥ (38)